Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment

Useful Lives
Building and building improvements	5 to 20 years
Production machineries, facilities and equipment	2 to 10 years
Motor vehicles	2 to 4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

Schedule of estimated useful lives of intangible assets

Useful Lives
Software, Patents and licenses	2 to 10 years

Schedule of accrued warranty activity

	For the Year Ended December 31,
	2024	2025
Accrued warranty at beginning of the year	3,251,112	5,159,787
Warranty cost incurred	(289,592)	(747,272)
Provision for warranty(1)	2,198,267	2,733,383
Accrued warranty at end of the year	5,159,787	7,145,898
Including: Accrued warranty, current	518,441	1,602,897
Accrued warranty, non-current	4,641,346	5,543,001
(1)	In November 2025, the Group initiated voluntary recall of 11,411 of 2024 Li MEGA. In addition to product warranties, the Group recognized the estimated costs of the recall in 2025.